Thrivent Mid Cap Growth Fund Investment Objectives and Goals - Thrivent Mid Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Mid Cap Growth Fund Class S: TMCGX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Mid Cap Growth Fund (the "Fund") seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.